Note 8 - Subsequent Events - Additional Information (Details) (USD $)	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Jul. 31, 2013 Subsequent Event [Member]	Jul. 01, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Notes Payable, Other Payables [Member]	Jul. 31, 2013 Subsequent Event [Member] Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period Shares Issued For Cash		46,000	20,000
Stock Issued During Period Per Share For Cash	$ 0.325	$ 0.50	$ 0.50
Stock Issued During Period Value Issued For Cash	$ 9,400	$ 23,000	$ 10,000
Debt Conversion, Converted Instrument, Shares Issued					32,500
Debt Conversion, Converted Instrument, Amount				16,250
Debt Conversion, Original Debt, Amount				$ 15,000
Debt Instrument, Convertible, Conversion Price				$ 0.50
Stock Issued During Period, Shares, Issued for Services		111,000